Income Tax - Summary of Components of Current Tax Expense Income and Adjustments for Current Tax of Prior Periods (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Charge in respect of current year	£ (108)	£ (132)	£ (105)
Adjustments in respect of prior years	(6)	60	20
Total current tax charge	114	72	85
Deferred tax
In respect of temporary differences	(9)	8	(11)
Other adjustments in respect of prior years	2	(11)	(17)
Total deferred tax charge	(7)	(3)	(28)
Total tax charge	£ (121)	£ (75)	£ (113)